INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Current financial results available for the Operating Partnerships (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Rental	$ 1,394,559	$ 2,125,074
Interest and other	30,409	35,440
Operating Partnerships Revenues	1,424,968	2,160,514
Expenses
Interest	133,481	200,423
Depreciation and amortization	254,955	427,098
Taxes and insurance	184,992	290,078
Repairs and maintenance	297,334	505,005
Operating expenses	388,188	872,426
Other expenses	6,357	5,719
Operating Partnerships Total Expenses	1,265,307	2,300,749
NET INCOME (LOSS)	159,661	(140,235)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	159,645	(167,240)
Net income (loss) allocated to other Partners	16	27,005
Series 20
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 21
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 22
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 23
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 24
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 25
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 26
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 27
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 28
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 29
Revenues
Rental	0	403,321
Interest and other	0
Operating Partnerships Revenues	0	403,321
Expenses
Interest	0	26,119
Depreciation and amortization	0	54,308
Taxes and insurance	0	45,201
Repairs and maintenance	0	68,242
Operating expenses	0	260,066
Other expenses	0
Operating Partnerships Total Expenses	0	453,936
NET INCOME (LOSS)	0	(50,615)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	(50,109)
Net income (loss) allocated to other Partners	0	(506)
Series 30
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 31
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 32
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 33
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 34
Revenues
Rental	766,876	626,759
Interest and other	17,503	23,948
Operating Partnerships Revenues	784,379	650,707
Expenses
Interest	82,364	83,862
Depreciation and amortization	88,821	88,429
Taxes and insurance	104,026	101,842
Repairs and maintenance	146,234	197,528
Operating expenses	154,983	151,523
Other expenses	0
Operating Partnerships Total Expenses	576,428	623,184
NET INCOME (LOSS)	207,951	27,523
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	207,930
Net income (loss) allocated to other Partners	21	27,523
Series 35
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 36
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 37
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 38
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 39
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 40
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 41
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 42
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 43
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 44
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 45
Revenues
Rental	0	0
Interest and other	0	0
Operating Partnerships Revenues	0	0
Expenses
Interest	0	0
Depreciation and amortization	0	0
Taxes and insurance	0	0
Repairs and maintenance	0	0
Operating expenses	0	0
Other expenses	0	0
Operating Partnerships Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	0	0
Net income (loss) allocated to other Partners	0	0
Series 46
Revenues
Rental	627,683	1,094,994
Interest and other	12,906	11,492
Operating Partnerships Revenues	640,589	1,106,486
Expenses
Interest	51,117	90,442
Depreciation and amortization	166,134	284,361
Taxes and insurance	80,966	143,035
Repairs and maintenance	151,100	239,235
Operating expenses	233,205	460,837
Other expenses	6,357	5,719
Operating Partnerships Total Expenses	688,879	1,223,629
NET INCOME (LOSS)	(48,290)	(117,143)
Net income (loss) allocated to BF Garden Tax Credit Fund IV L.P.	(48,285)	(117,131)
Net income (loss) allocated to other Partners	$ (5)	$ (12)